Other Liabilities (Details) $ in Thousands, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Other Liabilities
Accounts and notes payable		$ 190,151	$ 146,355
Documents intermediated		49,672	52,314
Cobranding		32,905	47,462
Financial guarantees		11,374	12,084
Deferred income		5,576	6,077
VAT payable		918
Pending transactions		675	757
Insurance payments		478	163
Other		16,814	26,276
Total	$ 501,378	$ 308,563	$ 291,488